John Hancock Short Duration Municipal Opportunities Fund Expense Example - Classes A C I and R6 [Member] - John Hancock Short Duration Municipal Opportunities Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 286
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	806
Expense Example, with Redemption, 10 Years	1,575
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	238
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	989
Expense Example, with Redemption, 10 Years	2,012
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	469
Expense Example, with Redemption, 10 Years	1,100
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	$ 1,005